Property, Plant and Equipment - Narrative (Details) - CAD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Jul. 21, 2023	Mar. 31, 2023	Mar. 31, 2024	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation		$ 31,600	$ 34,200
Depreciation expense recognized in cost of goods sold		14,500	20,100
Change in ownership interests in net assets		0
Impairment of property, plant and equipment		20,324	3,659
Non-current assets or disposal groups classified as held for sale		638	1,399	$ 61,495
Canadian Cannabis
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		1,800
Canadian Cannabis CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			2,800
Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		19,355	1,147
Right-of-use leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		969	2,512
Aurora Sun
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets or disposal groups classified as held for sale		0	0	$ 34,404
Certain Assets Transferred to Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			1,400
Aurora Sun Facility
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		5,300
Transfer from held for sale to property, plant, and equipment		29,100
Aurora Nordic Facility | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		2,900
FVLCD		0
Aurora Nordic Facility | Right-of-use leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		1,000
Netherlands Growery Facility
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		4,300
FVLCD		6,500
Netherlands Research and Development Facility
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		2,500
FVLCD		2,300
Individually Immaterial Assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		2,500
FVLCD		0
Bevo
Disclosure of detailed information about property, plant and equipment [line items]
Change in ownership interests in net assets	$ 12,200	$ 11,923	12,208
Bevo
Disclosure of detailed information about property, plant and equipment [line items]
Maximum consideration receivable	15,000		$ 25,000
Maximum consideration receivable for achieving additional milestones	$ 1,000